Note 19 (Tables)	12 Months Ended
Dec. 31, 2024
Tax Assets And Liabilties [Abstract]
Reconciliation of taxation at the Spanis corporation tax rate to the tax expense recorded for the year [Table Text Block]
The reconciliation of the Group’s corporate income tax expense resulting from the application of the Spanish corporation income tax rate and the income tax expense recognized in the consolidated income statements is as follows:

Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Millions of Euros)
	2024		2023		2022 ⁽¹⁾
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	15,405		12,419		10,268
From continuing operations	15,405		12,419		10,268
From discontinued operations	—		—		—
Taxation at Spanish corporation tax rate 30%	4,622		3,726		3,080
Lower/higher effective tax rate from foreign entities ⁽²⁾	193		2		317
Mexico	(180)	28%	(194)	27%	(203)	26%
Chile	(2)	23%	(4)	11%	(8)	13%
Colombia	(1)	29%	(25)	14%	24	37%
Peru	(44)	23%	(55)	20%	(16)	27%
Turkey	498	62%	314	57%	621	70%
USA	(14)	26%	5	33%	17	17%
Others	(64)		(39)		(118)
Revenues with lower tax rate (dividends/capital gains)	(44)		(26)		(25)
Equity accounted earnings	(14)		(8)		(6)
Other effects ⁽³⁾	73		309		139
Income tax	4,830		4,003		3,505
Of which: Continuing operations	4,830		4,003		3,505
Of which: Discontinued operations	—		—		—
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
(3) Regarding 2024, it shows the net impact of several tax effects that include, among others, (i) the accounting record of the impact associated with the declaration of unconstitutionality of certain measures relating to the Spanish Corporate Income Tax introduced by Royal Decree-Law 3/2016, as well as the impact of some of the measures introduced by Law 7/2024 on Corporate Income Tax that, in particular, are aimed at reinstating the measures declared unconstitutional, (ii) the non-deductibility of the temporary taxation of credit institutions recorded for accounting purposes in the year 2024 (see Note 19.6), and (iii) the effects of the limitation of the exemption on intra-group dividends and the withholding taxes associated with them.

Effective tax rate [Table Text Block]
The effective income tax rate for the Group in the years ended December 31, 2024, 2023 and 2022 is as follows:

Effective tax rate (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Income from:
Consolidated tax group in Spain	4,810	2,601	2,206
Other Spanish entities	(41)	6	(462)
Foreign entities	10,636	9,812	8,524
Gains (losses) before taxes from continuing operations	15,405	12,419	10,268
Tax expense or income related to profit or loss from continuing operations ⁽²⁾	4,830	4,003	3,505
Effective tax rate	31.4%	32.2%	34.1%
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) In 2024, €3,970 million and €860 million corresponded to current tax expenses and deferred tax expenses, respectively.

Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the consolidated balance sheets includes the balances receivable from the tax authorities relating to current and deferred tax assets. The balance under the “Tax liabilities” heading includes the balances payable in respect of the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of Euros)
	2024	2023	2022 ⁽²⁾
Tax assets
Current tax assets ⁽¹⁾	4,295	2,860	1,978
Deferred tax assets	14,354	14,641	14,747
Pensions	534	445	422
Financial Instruments	1,335	1,069	1,478
Loss allowances	2,158	2,127	1,834
Other	1,495	1,467	1,261
Secured tax assets	7,979	8,534	8,689
Tax losses	853	999	1,063
Total	18,650	17,501	16,725
Tax liabilities
Current tax liabilities ⁽¹⁾	575	878	1,415
Deferred tax liabilities	2,458	1,677	1,520
Financial Instruments	915	761	557
Other	1,543	916	963
Total	3,033	2,554	2,935
(1) In 2024, the increase in current tax assets corresponds mainly to a higher tax receivable of the tax group in Spain, as well as in Mexico and Colombia, in relation to the Corporate Income Tax for the year 2024 related to the installment payments made in the year. On the other hand, the decrease in current tax liabilities corresponds mainly to the decrease in the tax payable in Mexico and Argentina in relation to the estimated income tax for the year 2023.
(2) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Deferred tax assets and liabilities annual variations [Table Text Block]
The most significant variations of the deferred tax assets and liabilities in the years 2024, 2023 and 2022 were derived from the following items:

Deferred tax assets and liabilities. Annual variations (Millions of Euros)
	2024		2023		2022⁽¹⁾
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	14,641	1,677	14,747	1,520	14,917	1,769
Pensions	89	—	23	—	6	—
Financials instruments	266	154	(409)	204	70	(567)
Loss allowances	31	—	293	—	158	—
Others	28	627	206	(47)	160	318
Secured tax assets	(555)	—	(155)	—	(615)	—
Tax losses	(146)	—	(64)	—	51	—
Balance at the end	14,354	2,458	14,641	1,677	14,747	1,520
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Secured tax assets [Table Text Block]
With respect to the deferred tax assets shown above, the table below shows the amounts guaranteed by the Spanish government, broken down by the items that originated the relevant assets:

Secured tax assets (Millions of Euros)
	2024	2023	2022
Pensions	1,622	1,622	1,622
Loss allowances	6,357	6,912	7,067
Total	7,979	8,534	8,689